Share Compensation and Employee Benefit Plans - Summary of Share Compensation Activity (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Restricted Share Units
Number of shares
Beginning balance (in shares) | shares	555,230
Granted (in shares) | shares	598,051
Vested (in shares) | shares	(96,249)
Forfeited (in shares) | shares	(66,201)
Ending balance (in shares) | shares	990,831
Weighted average grant date fair value
Beginning balance (in dollars per share) | $ / shares	$ 14.18
Granted (in dollars per share) | $ / shares	15.58
Vested (in dollars per share) | $ / shares	14.33
Forfeited (in dollars per share) | $ / shares	14.87
Ending balance (in dollars per share) | $ / shares	$ 14.96
Performance Share Units Without Market Conditions
Number of shares
Beginning balance (in shares) | shares	472,211
Granted (in shares) | shares	161,475
Vested (in shares) | shares	(20,571)
Forfeited (in shares) | shares	(43,665)
Ending balance (in shares) | shares	569,450
Weighted average grant date fair value
Beginning balance (in dollars per share) | $ / shares	$ 13.53
Granted (in dollars per share) | $ / shares	15.36
Vested (in dollars per share) | $ / shares	12.93
Forfeited (in dollars per share) | $ / shares	14.49
Ending balance (in dollars per share) | $ / shares	$ 14.00
Performance Shares Units With Market Conditions
Number of shares
Beginning balance (in shares) | shares	188,096
Granted (in shares) | shares	216,636
Vested (in shares) | shares	0
Forfeited (in shares) | shares	(35,432)
Ending balance (in shares) | shares	369,300
Weighted average grant date fair value
Beginning balance (in dollars per share) | $ / shares	$ 14.22
Granted (in dollars per share) | $ / shares	14.93
Vested (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	14.08
Ending balance (in dollars per share) | $ / shares	$ 14.17